SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13: SUBSEQUENT EVENTS

Subsequent to December 31, 2021, the Company, pursuant to the approval of its Board of Directors (the “Board”), entered into an amended and restated employment agreement with Anshu Bhatnagar, Chief Executive Officer of the Company, modifying the terms of the Employment Agreement entered into between the Company and Mr. Bhatnagar dated January 11, 2019 (collectively, the “Bhatnagar Amended Employment Agreement”). The Bhatnagar Amended Employment Agreement became effective retroactively as of January 1, 2022 and shall expire on December 31, 2032.

Subsequent to December 31, 2021, the Company, pursuant to the approval of the Board, entered into an amended and restated employment agreement with Angelia Lansinger Hrytsyshyn, Chief Financial Officer of the Company, modifying the terms of the Employment Agreement entered into between the Company and Ms. Hrytsyshyn dated November 16, 2021 (collectively, the “Hrytsyshyn Amended Employment Agreement”). The Hrytsyshyn Amended Employment Agreement became effective January 21, 2022.

Subsequent to December 31, 2021, the Company’s Board appointed James F. Engler, Jr. as a member of the Board to serve as a non-executive director of the Company.

Subsequent to December 31, 2021, the Company’s Board ratified and approved the establishment of the Audit Committee, Compensation Committee, and Nominating and Governance Committee as committees of the Board, the adoption of the charters for such committees and the appointment of the Company’s directors to such committees.

Subsequent to December 31, 2021, the Company entered into a non-recourse Future Receivables Agreement (“Agreement”) with an accredited investor (the “Investor”), pursuant to which the Company sold, assigned, and transferred to Investor all of the Company’s future accounts, contract rights, and other entitlements arising from or relating to the payment of monies from the Company’s customers’ including all payments made in the ordinary course of business, for the payments due to the Company as a result of the Company’s sale of goods or services. The Agreement provides for the purchase of $4,050,000 of purchased receipts by the Investor with net proceeds of $2,910,000 to the Company. The weekly repayment term began during January 2022 and concludes during July 2022, at which time the Agreement will be fully satisfied.

Subsequent to December 31, 2021, the Company’s Board approved the issuance of 3,352,066 shares of the Company’s Common Stock to Anshu Bhatnagar, Chief Executive Officer of the Company, to satisfy a note payable due to Mr. Bhatnagar in the aggregate amount of $528,607.

Subsequent to December 31, 2021, Evergreen agreed to not convert shares for a period of time. Refer to Note 7 for details.

Subsequent to December 31, 2021, the Company filed for a name change with the Financial Industry Regulatory Authority (“FINRA”) to mPower Technologies, Inc.

NOTE 17: SUBSEQUENT EVENTS

On August 27, 2021, the Board of Directors (the “Board”) of the Company appointed Suhas Subramanyam, Chester White, and Thomas Fore as members of the Board (such appointments, collectively, the “Appointments”). The terms of the Appointments commenced on August 27, 2021 and are in effect for a period of approximately one year, until the time of the Company’s next Annual Meeting of Stockholders. In connection with the Appointments, on August 27, 2021, the Company entered into director agreements with Mr. Subramanyam, Mr. White and Mr. Fore (such director agreements, collectively, the “Director Agreements”). Pursuant to the Director Agreements, the Company will compensate each such director a fee of $20,000 annually, which is to be paid in quarterly installments of $5,000. Such quarterly fee will be increased by $1,250 for each such director who serves as a member of either the Audit, Compensation, or Nominating Committee. In lieu of cash consideration, the annual fee will be paid by issuance of the number of restricted shares of the Company’s Common Stock equivalent to the applicable cash amount due as determined based upon the closing price on the last trading day of such quarter.